Non-U.S. Activities	12 Months Ended
Dec. 31, 2018
Segments, Geographical Areas [Abstract]
Non-U.S. Activities
Non-U.S. Activities
We define our non-U.S. activities as those revenue-producing business activities that arise from clients which are generally serviced or managed outside the U.S. Due to the integrated nature of our business, precise segregation of our U.S. and non-U.S. activities is not possible.
Subjective estimates, assumptions and other judgments are applied to quantify the financial results and assets related to our non-U.S. activities, including our application of funds transfer pricing, our asset and liability management policies and our allocation of certain indirect corporate expenses. Management periodically reviews and updates its processes for quantifying the financial results and assets related to our non-U.S. activities.
The following table presents our U.S. and non-U.S. financial results for the periods indicated:

	Years Ended December 31,
	2018			2017			2016
(In millions)	Non-U.S.(1)	U.S.	Total	Non-U.S.(1)	U.S.	Total	Non-U.S.(1)	U.S.	Total
Total revenue	$5,178	$6,953	$12,131	$4,734	$6,532	$11,266	$4,419	$5,872	$10,291
Income before income taxes	1,664	1,437	3,101	1,230	1,765	2,995	1,047	1,157	2,204

(1) Geographic mix is generally based on the domicile of the entity servicing the funds and is not necessarily representative of the underlying asset mix.
Non-U.S. assets were $81.7 billion and $82.1 billion as of December 31, 2018 and 2017, respectively.